Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BROOKFIELD INVESTMENT FUNDS
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class A
Trading Symbol	BGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.
•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:
•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.
•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.81	6.69	6.65
Class A (with sales charge)	7.42	5.65	6.13
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 114,333,399
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,219,831
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[1],[2]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class C
Trading Symbol	BGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.00%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.
•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:
•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.
•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.95	5.89	5.84
Class C (with sales charge)	11.09	5.89	5.84
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 114,333,399
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,219,831
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[3],[4]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	BGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.
•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:
•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.
•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.04	6.95	6.90
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 114,333,399
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,219,831
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[5],[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class A
Trading Symbol	BLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:
•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.
•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.72	2.78	2.78
Class A (with sales charge)	5.49	1.78	2.28
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 117,343,393
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 646,595
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[7],[8]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class C
Trading Symbol	BLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:
•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.
•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	9.95	2.01	2.02
Class C (with sales charge)	8.95	2.01	2.02
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 117,343,393
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 646,595
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[9],[10]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class I
Trading Symbol	BLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:
•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.
•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.09	3.04	3.04
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 117,343,393
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 646,595
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[11],[12]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Next Generation Infrastructure Fund
Class Name	Class I
Trading Symbol	GRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Next Generation Infrastructure Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed the Fund underperformed the MSCI World Net Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors to returns:
•	Electricity Infrastructure: Positions in European- and U.K.-based power generators contributed positively during the period.
•	Sustainable Solutions: Outperforming positions in a gas turbine manufacturer and a provider of onsite power solutions both contributed to returns.
•	Circular Economy: An integrated water utility in South America and North American waste and recycling companies contributed positively.
Detractors from returns:
•	Circular Economy: A U.K. water utility detracted from returns during the period.
•	Sustainable Solutions: Underperforming positions in a heating, ventilation and air conditioning (HVAC) and a smart meter company detracted from returns.
POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. The portfolio is also positioned in circular economy companies we believe may benefit from the build-out of expanded manufacturing and compute facilities; as well as in water infrastructure companies we believe may benefit from sustainably-linked investment projects.

Top Contributors
↑	Electricity Infrastructure: Select positions in European and U.K. utilities.
↑	Sustainable Solutions: Gas turbine manufacturers; fuel cell power solutions provider

Top Detractors
↓	Circular Economy: U.K. Water
↓	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	30.27	0.18	9.35
MSCI World Index	21.60	12.66	14.42
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	6.34
S&P Global Clean Energy Transition Index	46.81	-8.79	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund for more recent performance information.
Net Assets	$ 24,633,659
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$24,633,659
Number of Portfolio Holdings	37
Portfolio Turnover	82%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
SSE PLC	5.8%
NextEra Energy, Inc.	5.5%
Iberdrola SA	5.1%
Waste Management, Inc.	4.6%
Waste Connections, Inc.	4.3%
Xcel Energy, Inc.	4.3%
Enel SpA	3.8%
E.ON SE	3.4%
Grenergy Renovables SA	3.3%
Hera SpA	3.3%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[13],[14]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On July 28, 2025, the Board of Trustees approved a change in the Fund’s name and principal investment strategies, including the Fund’s 80% policy. Effective September 30, 2025, the Fund’s name changed from “Brookfield Global  Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,” and the Fund’s 80% policy changed from investing in publicly traded equity securities of global renewables and sustainable infrastructure (GRSI) companies to investing in publicly traded equity securities of infrastructure companies.
For more complete information, you may review the Fund’s prospectus dated  September 30, 2025, at  https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund  , or upon request at 855-244-4859.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from “Brookfield Global Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,”
Material Fund Change Strategies [Text Block]	On July 28, 2025, the Board of Trustees approved a change in the Fund’s name and principal investment strategies, including the Fund’s 80% policy.
Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund
Class A
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	OEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.20%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Index.   Additionally, we’re pleased to report that 2025 marked the best year on record for our strategy – both in absolute terms and relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in Mexico, South Africa and China, combined with our underweight allocation to India. Meanwhile, our stock selection in Korea had a negative impact on our performance.

At the sector level, our stock selection among materials – along with our overweight allocation to the sector – was the largest contributor to our relative performance. On the other hand, our underweight allocation to information technology had a negative effect.
POSITIONING
Within EM, we remain focused on larger markets where scale, liquidity, policy support, and valuation re-rating potential are most evident. Currently, our largest overweights by country are China and Brazil, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	Mexico Selection
↑	South Africa Selection
↑	China Selection
↑	Materials Selection
↑	Materials Overweight

Top Detractors
↓	Korea Selection
↓	Information Technology Underweight

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	45.66	11.85
Class A (with sales charge)	38.75	10.34
MSCI Emerging Markets Net Total Return (USD) Index	33.57	12.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 301,751,441
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,789,960
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$301,751,441
Number of Portfolio Holdings	70
Portfolio Turnover	100%
Total Advisory Fees Paid	$1,789,960

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Samsung Electronics Co. Ltd.	6.0%
Alibaba Group Holding Ltd.	5.4%
Tencent Holdings Ltd.	5.4%
Anglogold Ashanti PLC	4.6%
Fresnillo PLC	3.3%
Contemporary Amperex Technology Co. Ltd. - Class H	3.0%
Barrick Mining Corp.	2.6%
Zijin Mining Group Co. Ltd.	2.6%
Aluminum Corp. of China Ltd.	2.1%
Geographic Breakdown (%)[1]
[15]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	OEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to December 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	0.95%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Index.   Additionally, we’re pleased to report that 2025 marked the best year on record for our strategy – both in absolute terms and relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in Mexico, South Africa and China, combined with our underweight allocation to India. Meanwhile, our stock selection in Korea had a negative impact on our performance.

At the sector level, our stock selection among materials – along with our overweight allocation to the sector – was the largest contributor to our relative performance. On the other hand, our underweight allocation to information technology had a negative effect.
POSITIONING
Within EM, we remain focused on larger markets where scale, liquidity, policy support, and valuation re-rating potential are most evident. Currently, our largest overweights by country are China and Brazil, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	Mexico Selection
↑	South Africa Selection
↑	China Selection
↑	Materials Selection
↑	Materials Overweight

Top Detractors
↓	Korea Selection
↓	Information Technology Underweight

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	46.02	3.10
MSCI Emerging Markets Net Total Return (USD) Index	33.57	2.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 301,751,441
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,789,960
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$301,751,441
Number of Portfolio Holdings	70
Portfolio Turnover	100%
Total Advisory Fees Paid	$1,789,960

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Samsung Electronics Co. Ltd.	6.0%
Alibaba Group Holding Ltd.	5.4%
Tencent Holdings Ltd.	5.4%
Anglogold Ashanti PLC	4.6%
Fresnillo PLC	3.3%
Contemporary Amperex Technology Co. Ltd. - Class H	3.0%
Barrick Mining Corp.	2.6%
Zijin Mining Group Co. Ltd.	2.6%
Aluminum Corp. of China Ltd.	2.1%
Geographic Breakdown (%)[1]
[16]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

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[11]
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[16]
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